Non-Controlling Interests - Schedule of Financial Statements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summarized balance sheet
Current assets	$ 8,293	$ 6,103
Current liabilities	5,864	3,760
Accumulated non-controlling interests	1,038	768
Summarized statement of comprehensive income (loss)
Revenue	17,316	12,766
Loss for the period	3,298	2,915
Other comprehensive income (loss)	875	122
Total comprehensive loss	4,173	3,037
Loss allocated to non-controlling interests	(19)	47
Summarized cash flows
Cash flows from operating activities	7,983	4,738
Cash flows from investing activities	(5,680)	(4,819)
Cash flows from financing activities	(1,990)	1,056
Effect of exchange rate changes on cash and cash equivalents	178	2
Quebrada Blanca
Summarized balance sheet
Current assets	442	166
Current liabilities	1,946	731
Current net assets	(1,504)	(565)
Non-current assets	17,197	11,699
Non-current liabilities	10,647	7,328
Non-current net assets	6,550	4,371
Net assets	5,046	3,806
Accumulated non-controlling interests	874	612
Summarized statement of comprehensive income (loss)
Revenue	105	136
Loss for the period	(257)	(182)
Other comprehensive income (loss)	206	(10)
Total comprehensive loss	(51)	(192)
Loss allocated to non-controlling interests	(95)	(20)
Summarized cash flows
Cash flows from operating activities	(1,579)	(516)
Cash flows from investing activities	(3,304)	(2,597)
Cash flows from financing activities	4,918	3,117
Effect of exchange rate changes on cash and cash equivalents	7	2
Increase in cash and cash equivalents	$ 42	$ 6